Related-Party Transactions (Details) - Affiliated Entity [Member] $ in Millions	3 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) board_member board_seat employee	Jan. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Number of Company's Board Members that Hold Board Seats in Foundation	1
Number of Board Seats in Foundation	3
Number of Company's Employees that Hold Board Seats in Non-Profit | employee	1
Number Company's Board Members that Hold Board Seats in Non-Profit | board_member	1
Number of Board Seats in Non-Profit Held by Company's Employees and Chairman	3
Number of Board Seats in Non-Profit	9
Value of resources donated to related parties | $	$ 1.2
Value of donated subscriptions to related parties | $		$ 69.9